Exhibit 99.1

Naming of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Non-Prime
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF1 0001385134	X	First Franklin Financial Corporation	9,898	2,033,910,274.94	100.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	233	45,561,731.27	27.47%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A1 0001385131	X	First National Bank of Arizona	616	160,789,720.40	19.80%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	643,416.00	1.22%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A2 0001389455	X	First National Bank of Arizona	638	171,928,664.70	19.51%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,382,160.76	2.82%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR3 0001402968	X	GMAC Mortgage, LLC	564	184,593,809.04	46.88%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	200,892.38	0.61%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR4 0001406781	X	GMAC Mortgage, LLC	663	225,950,140.85	63.96%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	1,930,276.77	8.70%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC1 0001353236	X	WMC Mortgage Corp.	6,436	1,265,639,167.74	100.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,136,768.02	2.28%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Aegis Mortgage Corporation	783	128,506,377.19	10.85%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	626,263.25	0.87%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	First NLC Financial Services LLC	2,918	508,697,714.87	42.96%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	56	10,219,256.36	14.25%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	First Street	98	25,295,137.33	2.14%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	18	3,722,071.11	5.19%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Meritage Mortgage Corporation	211	35,215,388.25	2.97%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	17	2,323,233.26	3.24%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	NovaStar Mortgage, Inc.	157	27,955,397.04	2.36%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	8	1,644,036.50	2.29%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	People's Choice Home Loans, Inc.	996	231,663,933.03	19.57%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	151	32,589,559.81	45.44%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	ResMAE Mortgage Corporation	149	19,497,012.98	1.65%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	4	829,869.11	1.16%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC3 0001340125	X	Unknown				0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	214,472.00	0.72%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	FMF Capital LLC	152	25,721,976.08	3.26%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	755,872.87	2.53%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Harbourton Mortgage Investment Corporation	75	12,305,452.00	1.56%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	299,548.30	1.00%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Home Loan Corporation	519	66,563,626.56	8.43%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	15	1,743,443.29	5.83%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MILA, Inc.	1,679	193,588,578.31	24.50%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	57	4,700,557.82	15.72%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MLSG, Inc.	22	5,428,269.66	0.69%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	2	387,069.38	1.29%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Mirabella Mortgage Company	142	18,592,982.82	2.35%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	7	955,632.47	3.20%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MortgageIT, Inc.	1,452	234,778,047.24	29.72%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	37	3,360,784.53	11.24%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	National City Mortgage Co.	110	18,131,656.53	2.30%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	686,156.35	2.29%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Sierra Pacific Mortgage Corporation	52	7,924,909.92	1.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	495,299.03	1.66%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Wilmington Finance, Inc.	1,038	180,439,044.89	22.84%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	13	1,975,300.67	6.61%	0	0.00	0.00%	0	0.00	0.00%
Residential mortgages - Non-Prime Subtotal			29,368	5,783,117,282.37		0	0.00		0	0.00		0	0.00		659	118,383,671.31		0	0.00		0	0.00
Residential mortgages – Non-Prime Subtotal*			29,368			0			0			0			659			0			0
Residential mortgages – Non-Prime Subtotal*				5,783,117,282.37			0.00			0.00			0.00			118,383,671.31			0.00			0.00
Totals			29,368	5,783,117,282.37		0	0.00		0	0.00		0	0.00		659	118,383,671.31		0	0.00		0	0.00
Totals*			29,368			0			0			0			659			0			0
Totals*				5,783,117,282.37			0.00			0.00			0.00			118,383,671.31			0.00			0.00

MerrillLynch Mortgage Investors, Inc

Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Commercial Mortgages

1bThe originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class. Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2b Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  The status as of the end of the reporting period of any demand that was received during or prior to the reporting period will appear in the other applicable column in this Form ABS-15G until such demand has been resolved.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3bReflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4bIncludes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the applicable party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The applicable party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5bIncludes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6bReflects assets for which the applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

7b An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased, or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any asset no longer part of the pool assets at the end of the reporting period, as zero.